Consolidated Statement of Changes in Equity (Parenthetical) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Capital redemption reserve	£ 0	£ 0	£ 21,000,000
Gains and losses on financial liabilities relating to own credit in other comprehensive income	£ 18,000,000